UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES TF FUND

FORM N-Q

NOVEMBER 30, 2017

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 64.3%
Alabama - 1.6%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$60,000	$68,001
Subordinated Lien Warrants	6.000%	10/1/42	105,000	122,394

Total Alabama				190,395

Arizona - 1.6%
Arizona State IDA, Education Revenue:
SD Cred Program, Academies Math & Science	5.000%	7/1/37	45,000	50,606
SD Cred Program, Academies Math & Science	5.000%	7/1/47	50,000	55,798
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	75,000	83,217

Total Arizona				189,621

California - 6.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	50,000	57,367
Second Subordinated Lien	5.000%	10/1/36	50,000	56,994
California State Health Facilities Financing Authority Revenue, Memorial Health Services	5.000%	10/1/33	115,000	129,363
California State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co.	1.750%	6/1/22	100,000	98,676	(a)(b)
California State, GO, Various Purpose	4.000%	11/1/36	15,000	16,144	(c)
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Appartments, Phase IV	5.000%	5/15/33	50,000	58,984
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	50,000	58,906
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	50,000	63,768
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	155,000	195,898

Total California				736,100

Colorado - 3.8%
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	109,457
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project	5.000%	3/1/43	50,000	57,581
Colorado State Health Facilities Authority Revenue, Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/47	50,000	55,374
Denver, CO, City & County Special Facilities Apartment Revenue, United Airlines Inc. Project	5.000%	10/1/32	100,000	108,511	(d)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	25,000	27,416
University of Colorado Enterprise Revenue	5.000%	6/1/37	60,000	66,768
University of Colorado Enterprise Revenue	5.000%	6/1/37	15,000	17,062	(e)

Total Colorado				442,169

Connecticut - 1.0%
Connecticut State HEFA Revenue, Sacred Heart University Issue	5.000%	7/1/36	50,000	57,593
Connecticut State, GO	5.000%	10/15/34	50,000	56,814

Total Connecticut				114,407

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.7%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	$75,000	$82,604

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project	4.125%	7/1/27	10,000	10,285

Florida - 2.3%
Broward County, FL, Airport System Revenue	5.000%	10/1/47	50,000	57,671	(d)
Florida State Board of Education, Public Education Capital Outlay Bonds, GO	5.125%	6/1/40	100,000	107,761
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/47	25,000	28,790	(d)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	10,000	11,371
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/36	5,000	5,543
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project	5.000%	10/15/42	50,000	57,834

Total Florida				268,970

Georgia - 0.1%
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	10,000	10,951

Illinois - 7.3%
Chicago, IL, Board of Education, GO, Dedicated	5.000%	12/1/46	100,000	102,130
Chicago, IL, GO	5.000%	1/1/25	30,000	32,896
Chicago, IL, GO	5.500%	1/1/34	10,000	10,826
Chicago, IL, GO	6.000%	1/1/38	5,000	5,742
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	10,000	11,185
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue	5.250%	12/1/40	100,000	107,276
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/47	35,000	38,310
Chicago, IL, Waterworks Revenue, Second Lien	5.000%	11/1/29	30,000	34,913
Elk Grove Village, IL, GO	5.000%	1/1/36	35,000	40,615
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/31	45,000	52,058
Illinois State Sales Tax Revenue	5.000%	6/15/23	165,000	188,471
Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	100,000	114,924	(f)
Illinois State, GO	5.000%	2/1/27	25,000	26,920
Illinois State, GO	5.000%	2/1/29	20,000	21,457
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.250%	6/15/50	50,000	51,745
McCormick Project, State Appropriations	5.000%	6/15/50	10,000	10,287

Total Illinois				849,755

Indiana - 1.2%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	100,000	114,484
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc. Project, BP PLC (SIFMA Municipal Swap Index Yield + 0.750%)	1.710%	12/2/19	25,000	25,033	(a)(b)(d)

Total Indiana				139,517

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.6%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana State University Greenhouse Development	5.000%	7/1/42	$50,000	$56,490
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/41	10,000	11,566

Total Louisiana				68,056

Massachusetts - 3.5%
Massachusetts State DFA Revenue:
Broad Institute Inc.	5.000%	4/1/36	85,000	100,401
Partners Healthcare System	5.000%	7/1/47	100,000	113,644
Umass Boston Student Housing Project	5.000%	10/1/28	10,000	11,407
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/47	100,000	117,679
Massachusetts State Water Resources Authority Revenue	5.000%	8/1/40	50,000	58,656

Total Massachusetts				401,787

Michigan - 0.4%
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison	1.450%	9/1/21	50,000	49,423	(a)(b)

New Jersey - 8.0%
New Brunswick, NJ, Parking Authority Revenue, AGM	5.000%	9/1/21	220,000	243,338
New Jersey State EDA Revenue	5.000%	6/15/33	50,000	54,843
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	94,661	(d)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	50,000	55,507	(d)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	2.560%	3/1/28	100,000	97,617	(b)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	50,000	57,997
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	5.000%	6/15/45	100,000	106,982
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	100,000	115,331
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	100,000	100,601	(a)(b)(d)

Total New Jersey				926,877

New Mexico - 0.3%
Farmington, NM, PCR, Public Service Co. Project	2.125%	6/1/22	35,000	35,097	(a)(b)

New York - 9.9%
Hempstead Town, NY, Local Development Corp. Revenue	5.000%	7/1/42	100,000	115,545
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/42	100,000	116,141
Monroe County, NY, Industrial Development Corp. Revenue	5.000%	7/1/36	105,000	115,814
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	70,000	77,573
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/46	30,000	34,995
New York City, NY, TFA Revenue	5.000%	8/1/45	100,000	116,567
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/40	5,000	5,795
New York State Dormitory Authority Revenue, Non-State Supported Debt, New York University	5.000%	7/1/43	50,000	58,268

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3 Bonds	5.000%	2/15/43	$100,000	$117,175
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	100,000	107,581	(g)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	50,000	56,969
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	80,000	85,731	(d)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	15,000	15,973	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	25,000	28,090	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	25,000	27,369	(d)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/25	10,000	11,663	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels	5.000%	11/15/42	50,000	58,827

Total New York				1,150,076

North Carolina - 0.6%
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	50,000	58,673
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue	5.000%	7/1/42	5,000	5,516

Total North Carolina				64,189

Pennsylvania - 1.2%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	25,000	25,818
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing	5.000%	5/15/32	50,000	56,504
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/47	25,000	28,638
State Public School Building Authority, PA, Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/31	20,000	22,593

Total Pennsylvania				133,553

South Carolina - 0.7%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center	5.000%	11/1/37	75,000	80,315

South Dakota - 0.3%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	28,497

Tennessee - 4.0%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue	5.000%	7/1/46	50,000	58,677
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	10,000	11,648
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	330,000	397,116

Total Tennessee				467,441

Texas - 6.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/37	20,000	23,140

New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	20,000	21,169
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/31	15,000	17,107

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Southside, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/47	$100,000	$116,991
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project	5.000%	11/15/37	50,000	56,838
Buckner Retirement Services Inc. Project	5.000%	11/15/46	50,000	56,075
Buckner Senior Living Ventana Project	6.625%	11/15/37	10,000	11,163
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	205,000	249,567
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	20,000	22,230
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,542	(d)
Texas State Water Development Board Revenue	5.000%	10/15/47	100,000	117,994

Total Texas				697,816

U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	30,000	18,225

Utah - 0.1%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,624

Virginia - 1.5%
Arlington County, VA, IDA Revenue	5.000%	2/15/43	50,000	58,865
Virginia State Port Authority, Port Facility Revenue	5.000%	7/1/41	10,000	11,356	(d)
Virginia State Small Business Financing Authority Revenue, Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	100,000	107,338	(d)

Total Virginia				177,559

Washington - 1.0%
Washington State, GO	5.000%	8/1/34	100,000	118,799	(f)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $7,387,229)				7,458,108

SHORT-TERM INVESTMENTS - 34.6%
MUNICIPAL BONDS - 34.3%
Florida - 2.6%
North Broward, FL, Hospital District Revenue, NATL, LOC-Northern Trust Co.	0.960%	12/16/20	300,000	300,000	(h)(i)

Georgia - 2.6%
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	0.950%	1/1/48	300,000	300,000	(h)(i)

New York - 11.3%
New York City, NY, GO, SPA-JPMorgan Chase	0.940%	8/1/38	700,000	700,000	(h)(i)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.970%	11/1/22	135,000	135,000	(h)(i)
New York State Housing Finance Agency Revenue, 42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.980%	11/1/41	475,000	475,000	(d)(h)(i)

Total New York				1,310,000

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 3.4%
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Novant Health Group, SPA-JPMorgan Chase	0.930%	11/1/34	$100,000	$100,000	(h)(i)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.950%	10/1/38	300,000	300,000	(h)(i)

Total North Carolina				400,000

Texas - 10.1%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.960%	12/1/24	375,000	375,000	(h)(i)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System	0.960%	12/1/41	250,000	250,000	(h)(i)
Methodist Hospital System	0.960%	12/1/41	200,000	200,000	(h)(i)
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	0.960%	8/1/37	350,000	350,000	(h)(i)

Total Texas				1,175,000

Washington - 4.3%
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.960%	12/1/38	500,000	500,000	(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $3,985,000)				3,985,000

TIME DEPOSITS - 0.3%
State Street Corp. (Cost - $29,000)	0.120%	12/1/17	29,000	29,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,014,000)				4,014,000

TOTAL INVESTMENTS - 98.9% (Cost - $11,401,229)				11,472,108
Other Assets in Excess of Liabilities - 1.1%				133,158

TOTAL NET ASSETS - 100.0%				$11,605,266

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At November 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	2	3/18	$305,848	$303,438	$(2,410)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$7,458,108	—	$7,458,108
Short-Term Investments†	—	4,014,000	—	4,014,000

Total Investments	—	$11,472,108	—	$11,472,108

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,410	—	—	$2,410

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 24, 2018